Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 33,545	$ 23,678
Prepayments	4,705	8,713
VAT receivable	2,455	1,849
Lease and lease deposit receivable	67	68
Other asset	150	240
Grant income receivable	293	384
Other receivable	374	271
Deferred cost	609	1,073
Total prepaid expenses and other current assets	$ 42,198	$ 36,276